Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100
					Average		Investment Based On:
	Summary		Summary		Summary	Average		Peer Group		Adjusted
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Total	Total	Net Income	Net Sales
	Table Total	Actually Paid	Table Total	Actually Paid	Table Total for	Actually Paid to	Shareholder	Shareholder	(loss)	Revenue
	for Former PEO	To Former PEO	for Current PEO	To Current PEO	Non-PEO NEOs	Non-PEO NEOs	Return	Return	(millions)	(millions)
Year	($)(1)	($)(2)	($)(1)	($)(2)	($)(3)	($)(4)	($)(5)	($)(6)	($)(7)	($)(8)
2025	11,137,548	(1,028,805)	4,134,901	3,014,774	4,130,171	1,609,804	122.07	100.87	(2,180.20)	10,930
2024	11,337,261	9,147,024	—	—	3,369,218	2,968,198	144.25	91.55	1,157.70	11,693
2023	12,210,558	22,572,330	—	—	3,080,070	4,765,744	151.48	109.72	956.40	10,552
2022	9,071,398	8,996,041	—	—	2,475,380	2,460,264	119.05	102.59	(186.5)	9,892
2021	8,234,680	7,453,975	—	—	2,493,751	2,137,489	104.07	102.29	1,008.5	9,407

(1)	The dollar amounts reported are the amounts of total compensation reported for Mr. Hattersley (our former Chief Executive Officer until his retirement) and for Mr. Goyal (our current Chief Executive Officer as of October 1, 2025) for each corresponding year in the “Total” column of the Summary Compensation Table (SCT) in this Proxy Statement. For further information, please refer to the “Executive Compensation – Summary Compensation Table” section of this Proxy Statement.
(2)	The dollar amounts reported represent the amount of “compensation actually paid” (CAP) to Mr. Hattersley and Mr. Goyal, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual amount of compensation earned, realized or received by Mr. Hattersley or Mr. Goyal during the applicable year. In accordance with the requirements of Item 402(v), the following amounts were deducted from and added to Mr. Hattersley’s or Mr. Goyal’s SCT total compensation for 2025 to determine CAP:

Reported Change in
	Reported Summary	Reported		the Actuarial		Compensation
	Compensation Table	Value of	Equity Award	Present Value of	Pension Benefit	Actually Paid to
	Total for Former PEO	Equity Awards	Adjustments	Pension Benefits	Adjustments	Former PEO
Year	($)	($)(a)	($)(b)	($)(c)	($)	($)
2025	11,137,548	(9,277,605)	(2,888,748)	—	—	(1,028,805)

Reported Change in
	Reported Summary	Reported		the Actuarial		Compensation
	Compensation Table	Value of	Equity Award	Present Value of	Pension Benefit	Actually Paid to
	Total for Current PEO	Equity Awards	Adjustments	Pension Benefits	Adjustments	Current PEO
Year	($)	($)(a)	($)(b)	($)(d)	($)	($)
2025	4,134,901	(3,322,198)	2,203,900	(1,829)	—	3,014,774

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT.

(b)	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts added (or deducted, as applicable) in calculating the Equity Award Adjustments in accordance with Rule 402(v) promulgated under Regulation S-K of the Securities Act of 1933 are as follows below.

				Former PEO	Former PEO	Former PEO Value of
	Former PEO	Former PEO		Change in Fair	Fair Value at	Dividends or
	Year End Fair	Change in Fair	Former PEO	Value from Prior	the End of the	other Earnings
	Value of Equity	Value from Prior	Fair Value as of	Year and through	Prior Year of	Paid on Stock or
	Awards Granted	Year End of	Vesting Date of	the Vesting Date	Equity Awards	Option Awards
	in the Year and	Outstanding and	Equity Awards	of Equity Awards	that Failed to	not Otherwise
	Outstanding and	Unvested Equity	Granted and	Granted in Prior	Meet Vesting	Reflected in Fair	Total Equity
	Unvested as of	Awards Granted	Vested in the	Years that Vested	Conditions in	Value or Total	Award
	Year End	in Prior Years	Year	in the Year	the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2025	2,971,253	(7,946,807)	—	1,191,424	—	895,382	(2,888,748)

(c)	The amount included in this column is the amount reported in "Change in Pension and Nonqualified Deferred Compensation" column of the SCT. For 2025, the change in pension value was negative and accordingly was not reflected in the table pursuant to applicable SEC rules.

				Current PEO	Current PEO	Current PEO Value of
	Current PEO	Current PEO		Change in Fair	Fair Value at	Dividends or
	Year End Fair	Change in Fair	Current PEO	Value from Prior	the End of the	other Earnings
	Value of Equity	Value from Prior	Fair Value as of	Year and through	Prior Year of	Paid on Stock or
	Awards Granted	Year End of	Vesting Date of	the Vesting Date	Equity Awards	Option Awards
	in the Year and	Outstanding and	Equity Awards	of Equity Awards	that Failed to	not Otherwise
	Outstanding and	Unvested Equity	Granted and	Granted in Prior	Meet Vesting	Reflected in Fair	Total Equity
	Unvested as of	Awards Granted	Vested in the	Years that Vested	Conditions in	Value or Total	Award
	Year End	in Prior Years	Year	in the Year	the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2025	2,676,756	(664,191)	—	86,457	—	104,878	2,203,900

(d)	The amount included in this column is the amount reported in "Change in Pension and Nonqualified Deferred Compensation" column of the SCT. For 2025, the change in pension value was negative and accordingly was not reflected in the table pursuant to applicable SEC rules.

(3)	The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Hattersley) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Tracey I. Joubert, Michelle St. Jacques, Natalie Maciolek, Darrin Vohs, and Philip Whitehead, for 2023 and 2024, Tracey I. Joubert, Michelle St. Jacques, Natalie Maciolek, and Sergey Yeskov; (ii) for 2022, Tracey I. Joubert, Michelle St. Jacques, Anne-Marie D’Angelo, and Sergey Yeskov; (iii) for 2021, Tracey I. Joubert, Michelle St. Jacques, Peter J. Marino, Simon J. Cox, and E. Lee Reichert; and (iv) for 2020, Tracey I. Joubert, Michelle St. Jacques, Simon J. Cox and E. Lee Reichert.
(4)	The dollar amounts reported represent the average amount of CAP for the NEOs as a group, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual average amount of compensation earned, realized or received by the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v), the following adjustments were made to average total compensation for the NEOs as a group for 2024 to determine the CAP:

	Average Reported			Average
	Summary			Reported Change		Average
	Compensation Table	Average Reported		in the Actuarial	Average Pension	Compensation
	Total for Non-PEO	Value of Equity	Average Equity	Present Value of	Benefit	Actually Paid to
	NEOs	Awards	Award Adjustments	Pension Benefits	Adjustments	Non-PEO NEOs
Year	($)	($)(a)	($)(b)	($)(c)	($)	($)
2025	4,130,171	(2,740,643)	224,335	(4,060)	0	1,609,804
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT.

(b)	The amounts deducted or added in calculating the total average Equity Award Adjustments are as follows:

				Average Change		Average Value of
	Average Year End			in Fair Value from	Average Fair	Dividends or
	Fair Value of	Average Change	Average Fair	Prior Year and	Value at the End	other Earnings
	Equity Awards	in Fair Value from	Value as of	through the	of the Prior Year	Paid on Stock or
	Granted in the	Prior Year End of	Vesting Date of	Vesting Date of	of Equity Awards	Option Awards
	Year and	Outstanding and	Equity Awards	Equity Awards	that Failed to	not Otherwise
	Outstanding and	Unvested Equity	Granted and	Granted in Prior	Meet Vesting	Reflected in Fair	Total Average
	Unvested as of	Awards Granted	Vested in	Years that Vested	Conditions in	Value or Total	Equity Award
	Year End	in Prior Years	the Year	in the Year	the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2025	1,177,831	(786,733)	138,977	58,499	(501,135)	136,897	224,335

(c)	For 2025, the change in pension value was negative for all except for Ms. Joubert and accordingly was not reflected in the table pursuant to applicable SEC rules.

(5)	Total Shareholder Return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. TSR is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2025, 2024, 2023, 2022, and 2021, respectively.
(6)	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. As permitted by SEC rules, the peer group used for this purpose consists of the following companies: MCBC, Anheuser-Busch Inbev, Carlsberg, Heineken and Asahi, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. The separate peer group used by the Committee as a modifier metric for our PSU grants consists of the companies in the S&P 500 Index, as described in the “Compensation Discussion and Analysis (CD&A)” section of this Proxy Statement under “PSUs or Performance Equity.” TSR is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2025, 2024, 2023, 2022, and 2021, respectively.
(7)	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited consolidated statement of operations for the applicable year as included in our Annual Report on Form 10-K.
(8)	Adjusted Net Sales Revenue is a non-GAAP measure and defined as total revenue from sales after excise taxes, adjusted for the non-GAAP adjustment items. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that this is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name			Adjusted Net Sales Revenue
Named Executive Officers, Footnote
(1)	The dollar amounts reported are the amounts of total compensation reported for Mr. Hattersley (our former Chief Executive Officer until his retirement) and for Mr. Goyal (our current Chief Executive Officer as of October 1, 2025) for each corresponding year in the “Total” column of the Summary Compensation Table (SCT) in this Proxy Statement. For further information, please refer to the “Executive Compensation – Summary Compensation Table” section of this Proxy Statement.
(3)	The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Hattersley) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Tracey I. Joubert, Michelle St. Jacques, Natalie Maciolek, Darrin Vohs, and Philip Whitehead, for 2023 and 2024, Tracey I. Joubert, Michelle St. Jacques, Natalie Maciolek, and Sergey Yeskov; (ii) for 2022, Tracey I. Joubert, Michelle St. Jacques, Anne-Marie D’Angelo, and Sergey Yeskov; (iii) for 2021, Tracey I. Joubert, Michelle St. Jacques, Peter J. Marino, Simon J. Cox, and E. Lee Reichert; and (iv) for 2020, Tracey I. Joubert, Michelle St. Jacques, Simon J. Cox and E. Lee Reichert.

Peer Group Issuers, Footnote
(6)	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. As permitted by SEC rules, the peer group used for this purpose consists of the following companies: MCBC, Anheuser-Busch Inbev, Carlsberg, Heineken and Asahi, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. The separate peer group used by the Committee as a modifier metric for our PSU grants consists of the companies in the S&P 500 Index, as described in the “Compensation Discussion and Analysis (CD&A)” section of this Proxy Statement under “PSUs or Performance Equity.” TSR is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2025, 2024, 2023, 2022, and 2021, respectively.

Adjustment To PEO Compensation, Footnote

Reported Change in
	Reported Summary	Reported		the Actuarial		Compensation
	Compensation Table	Value of	Equity Award	Present Value of	Pension Benefit	Actually Paid to
	Total for Former PEO	Equity Awards	Adjustments	Pension Benefits	Adjustments	Former PEO
Year	($)	($)(a)	($)(b)	($)(c)	($)	($)
2025	11,137,548	(9,277,605)	(2,888,748)	—	—	(1,028,805)

Reported Change in
	Reported Summary	Reported		the Actuarial		Compensation
	Compensation Table	Value of	Equity Award	Present Value of	Pension Benefit	Actually Paid to
	Total for Current PEO	Equity Awards	Adjustments	Pension Benefits	Adjustments	Current PEO
Year	($)	($)(a)	($)(b)	($)(d)	($)	($)
2025	4,134,901	(3,322,198)	2,203,900	(1,829)	—	3,014,774

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT.

(b)	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts added (or deducted, as applicable) in calculating the Equity Award Adjustments in accordance with Rule 402(v) promulgated under Regulation S-K of the Securities Act of 1933 are as follows below.

				Former PEO	Former PEO	Former PEO Value of
	Former PEO	Former PEO		Change in Fair	Fair Value at	Dividends or
	Year End Fair	Change in Fair	Former PEO	Value from Prior	the End of the	other Earnings
	Value of Equity	Value from Prior	Fair Value as of	Year and through	Prior Year of	Paid on Stock or
	Awards Granted	Year End of	Vesting Date of	the Vesting Date	Equity Awards	Option Awards
	in the Year and	Outstanding and	Equity Awards	of Equity Awards	that Failed to	not Otherwise
	Outstanding and	Unvested Equity	Granted and	Granted in Prior	Meet Vesting	Reflected in Fair	Total Equity
	Unvested as of	Awards Granted	Vested in the	Years that Vested	Conditions in	Value or Total	Award
	Year End	in Prior Years	Year	in the Year	the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2025	2,971,253	(7,946,807)	—	1,191,424	—	895,382	(2,888,748)

(c)	The amount included in this column is the amount reported in "Change in Pension and Nonqualified Deferred Compensation" column of the SCT. For 2025, the change in pension value was negative and accordingly was not reflected in the table pursuant to applicable SEC rules.

				Current PEO	Current PEO	Current PEO Value of
	Current PEO	Current PEO		Change in Fair	Fair Value at	Dividends or
	Year End Fair	Change in Fair	Current PEO	Value from Prior	the End of the	other Earnings
	Value of Equity	Value from Prior	Fair Value as of	Year and through	Prior Year of	Paid on Stock or
	Awards Granted	Year End of	Vesting Date of	the Vesting Date	Equity Awards	Option Awards
	in the Year and	Outstanding and	Equity Awards	of Equity Awards	that Failed to	not Otherwise
	Outstanding and	Unvested Equity	Granted and	Granted in Prior	Meet Vesting	Reflected in Fair	Total Equity
	Unvested as of	Awards Granted	Vested in the	Years that Vested	Conditions in	Value or Total	Award
	Year End	in Prior Years	Year	in the Year	the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2025	2,676,756	(664,191)	—	86,457	—	104,878	2,203,900

(d)	The amount included in this column is the amount reported in "Change in Pension and Nonqualified Deferred Compensation" column of the SCT. For 2025, the change in pension value was negative and accordingly was not reflected in the table pursuant to applicable SEC rules.

Non-PEO NEO Average Total Compensation Amount			$ 4,130,171	$ 3,369,218	$ 3,080,070	$ 2,475,380	$ 2,493,751
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,609,804	2,968,198	4,765,744	2,460,264	2,137,489
Adjustment to Non-PEO NEO Compensation Footnote

	Average Reported			Average
	Summary			Reported Change		Average
	Compensation Table	Average Reported		in the Actuarial	Average Pension	Compensation
	Total for Non-PEO	Value of Equity	Average Equity	Present Value of	Benefit	Actually Paid to
	NEOs	Awards	Award Adjustments	Pension Benefits	Adjustments	Non-PEO NEOs
Year	($)	($)(a)	($)(b)	($)(c)	($)	($)
2025	4,130,171	(2,740,643)	224,335	(4,060)	0	1,609,804
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT.

(b)	The amounts deducted or added in calculating the total average Equity Award Adjustments are as follows:

				Average Change		Average Value of
	Average Year End			in Fair Value from	Average Fair	Dividends or
	Fair Value of	Average Change	Average Fair	Prior Year and	Value at the End	other Earnings
	Equity Awards	in Fair Value from	Value as of	through the	of the Prior Year	Paid on Stock or
	Granted in the	Prior Year End of	Vesting Date of	Vesting Date of	of Equity Awards	Option Awards
	Year and	Outstanding and	Equity Awards	Equity Awards	that Failed to	not Otherwise
	Outstanding and	Unvested Equity	Granted and	Granted in Prior	Meet Vesting	Reflected in Fair	Total Average
	Unvested as of	Awards Granted	Vested in	Years that Vested	Conditions in	Value or Total	Equity Award
	Year End	in Prior Years	the Year	in the Year	the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2025	1,177,831	(786,733)	138,977	58,499	(501,135)	136,897	224,335

(c)	For 2025, the change in pension value was negative for all except for Ms. Joubert and accordingly was not reflected in the table pursuant to applicable SEC rules.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Company Selected Measure

Total Shareholder Return Vs Peer Group

Tabular List, Table

Financial Performance Measures

As described in greater detail in the “Compensation Discussion and Analysis (CD&A)” section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive CAP paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

●	Relative Total Shareholder Return
●	Underlying Earnings Per Share
●	Underlying Net Sales Revenue
●	Underlying Income Before Income Taxes
●	Underlying Free Cash Flow

Total Shareholder Return Amount			$ 122.07	144.25	151.48	119.05	104.07
Peer Group Total Shareholder Return Amount			100.87	91.55	109.72	102.59	102.29
Net Income (Loss)			$ (2,180,200,000)	$ 1,157,700,000	$ 956,400,000	$ (186,500,000)	$ 1,008,500,000
Company Selected Measure Amount			10,930,000,000	11,693,000,000	10,552,000,000	9,892,000,000	9,407,000,000
PEO Name	Mr. Goyal	Mr. Hattersley
Equity Awards Adjustments, Footnote

				Former PEO	Former PEO	Former PEO Value of
	Former PEO	Former PEO		Change in Fair	Fair Value at	Dividends or
	Year End Fair	Change in Fair	Former PEO	Value from Prior	the End of the	other Earnings
	Value of Equity	Value from Prior	Fair Value as of	Year and through	Prior Year of	Paid on Stock or
	Awards Granted	Year End of	Vesting Date of	the Vesting Date	Equity Awards	Option Awards
	in the Year and	Outstanding and	Equity Awards	of Equity Awards	that Failed to	not Otherwise
	Outstanding and	Unvested Equity	Granted and	Granted in Prior	Meet Vesting	Reflected in Fair	Total Equity
	Unvested as of	Awards Granted	Vested in the	Years that Vested	Conditions in	Value or Total	Award
	Year End	in Prior Years	Year	in the Year	the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2025	2,971,253	(7,946,807)	—	1,191,424	—	895,382	(2,888,748)

				Current PEO	Current PEO	Current PEO Value of
	Current PEO	Current PEO		Change in Fair	Fair Value at	Dividends or
	Year End Fair	Change in Fair	Current PEO	Value from Prior	the End of the	other Earnings
	Value of Equity	Value from Prior	Fair Value as of	Year and through	Prior Year of	Paid on Stock or
	Awards Granted	Year End of	Vesting Date of	the Vesting Date	Equity Awards	Option Awards
	in the Year and	Outstanding and	Equity Awards	of Equity Awards	that Failed to	not Otherwise
	Outstanding and	Unvested Equity	Granted and	Granted in Prior	Meet Vesting	Reflected in Fair	Total Equity
	Unvested as of	Awards Granted	Vested in the	Years that Vested	Conditions in	Value or Total	Award
	Year End	in Prior Years	Year	in the Year	the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2025	2,676,756	(664,191)	—	86,457	—	104,878	2,203,900

				Average Change		Average Value of
	Average Year End			in Fair Value from	Average Fair	Dividends or
	Fair Value of	Average Change	Average Fair	Prior Year and	Value at the End	other Earnings
	Equity Awards	in Fair Value from	Value as of	through the	of the Prior Year	Paid on Stock or
	Granted in the	Prior Year End of	Vesting Date of	Vesting Date of	of Equity Awards	Option Awards
	Year and	Outstanding and	Equity Awards	Equity Awards	that Failed to	not Otherwise
	Outstanding and	Unvested Equity	Granted and	Granted in Prior	Meet Vesting	Reflected in Fair	Total Average
	Unvested as of	Awards Granted	Vested in	Years that Vested	Conditions in	Value or Total	Equity Award
	Year End	in Prior Years	the Year	in the Year	the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2025	1,177,831	(786,733)	138,977	58,499	(501,135)	136,897	224,335

Measure:: 1
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name			Underlying Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name			Underlying Net Sales Revenue
Non-GAAP Measure Description
(8)	Adjusted Net Sales Revenue is a non-GAAP measure and defined as total revenue from sales after excise taxes, adjusted for the non-GAAP adjustment items. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that this is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Measure:: 4
Pay vs Performance Disclosure
Name			Underlying Income Before Income Taxes
Measure:: 5
Pay vs Performance Disclosure
Name			Underlying Free Cash Flow
Gavin D. K. Hattersley
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 11,137,548	$ 11,337,261	$ 12,210,558	$ 9,071,398	$ 8,234,680
PEO Actually Paid Compensation Amount			(1,028,805)	$ 9,147,024	$ 22,572,330	$ 8,996,041	$ 7,453,975
Rahul Goyal
Pay vs Performance Disclosure
PEO Total Compensation Amount			4,134,901
PEO Actually Paid Compensation Amount			3,014,774
PEO | Gavin D. K. Hattersley | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(9,277,605)
PEO | Gavin D. K. Hattersley | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,888,748)
PEO | Gavin D. K. Hattersley | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,971,253
PEO | Gavin D. K. Hattersley | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,946,807)
PEO | Gavin D. K. Hattersley | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,191,424
PEO | Gavin D. K. Hattersley | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			895,382
PEO | Rahul Goyal | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,829)
PEO | Rahul Goyal | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,322,198)
PEO | Rahul Goyal | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,203,900
PEO | Rahul Goyal | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,676,756
PEO | Rahul Goyal | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(664,191)
PEO | Rahul Goyal | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			86,457
PEO | Rahul Goyal | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			104,878
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,060)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,740,643)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			224,335
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,177,831
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(786,733)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			138,977
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			58,499
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(501,135)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 136,897